INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4    -        INVENTORIES

A.	Composition:

	As of December 31,
	2 0 2 3	2 0 2 2

Raw materials	50,156	38,050
Service inventory	31,407	26,069
Work in process	31,873	25,676
Finished goods	24,762	26,805
	138,198	116,600

B.	In the years ended December 31, 2023, 2022 and 2021, the Company wrote down inventories in a total amount of $8,748, $6,406 and $5,126, respectively.